RiverPark Strategic Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 43.5%		Par	Value
Construction - 1.4%
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028 (a)(b)		$1,806,790	$1,853,929
MasTec, Inc., 5.90%, 06/15/2029		4,230,000	4,251,277
			6,105,206

Consumer Discretionary - 0.8%
3T Global Holdco Ltd., 11.25%, 05/22/2028		3,500,000	3,544,849

Finance and Insurance - 8.0%
Esmaeilzadeh Holding AB, 11.40% (3 Month Stockholm Interbank Offered Rates + 7.50%), 01/26/2025	SEK	42,500,000	3,993,813
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 05/15/2026		1,920,000	1,906,574
9.75%, 01/15/2029 (a)		9,058,000	9,395,433
Novedo Holding AB, 10.27% (3 Month Stockholm Interbank Offered Rates + 6.50%), 11/26/2024	SEK	20,000,000	1,863,383
Puffin Finance SARL, 15.00%, 09/11/2025		3,755,000	3,846,192
Stockwik Forvaltning AB, 11.72% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	40,000,000	3,830,550
StoneX Group, Inc., 7.88%, 03/01/2031 (a)		10,324,000	10,656,691
			35,492,636

Information - 10.0%
Azerion Group NV, 10.66% (3 mo. EURIBOR + 6.75%), 10/02/2026	EUR	7,907,000	8,658,536
Bulk Infrastructure Holding AS, 9.23% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 10/15/2024	NOK	33,000,000	3,092,301
Duett Software Group AS, 9.73% (Norway Interbank Offered Rate Fixing 3 Month + 5.00%), 04/12/2026	NOK	4,589,000	372,686
Go North Group AB
0.00%, 02/09/2026		244,858	134,672
11.12% (SOFR + 5.76%), 02/09/2026		3,472,295	2,951,451
15.12%, 02/09/2026		1,760,685	968,377
15.00%, 02/02/2028 (c)	SEK	2,412,200	0
Impala BondCo PLC, 12.00% (includes 12.00% PIK) (3 Month STIBOR + 9.00%), 10/30/2027	SEK	9,275,846	616,989
INNOVATE Corp., 8.50%, 02/01/2026 (a)		7,002,000	5,286,510
Inteno Group AB, 11.27% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	1,400,000	1,184,471
Lithium Midco II Ltd., 10.47% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	5,368,000	5,748,862
OpNet S.p.A., 10.89% (3 mo. EURIBOR + 7.00%), 02/09/2026 (a)	EUR	5,699,000	6,107,895
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		5,297,000	5,297,220
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		4,483,000	4,058,063
			44,478,033

Manufacturing - 11.7%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)		8,160,000	7,955,225
Cannabist Co. Holdings, Inc., 9.50%, 02/03/2026		5,068,000	4,282,460
Fiven ASA, 10.46% (3 mo. EURIBOR + 6.70%), 12/11/2026	EUR	4,924,000	5,442,108
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		9,924,000	10,272,332
Mangrove Luxco III Sarl, 7.78% (includes 9.00% PIK), 10/09/2025	EUR	14,236,750	15,219,219
ProSomnus, Inc., 14.25%, 04/06/2026 (c)		1,893,359	1,079,215
Secop Group Holding GmbH, 12.12% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	1,443,000	1,580,153
SLR Group GmbH, 10.89% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	1,865,000	2,048,135
Trulieve Cannabis Corp., 8.00%, 10/06/2026		4,526,000	4,405,246
			52,284,093

Materials - 0.9%
Norske Skog ASA, 9.23% (Norway Interbank Offered Rate Fixing 3 Month + 4.50%), 06/25/2029	NOK	44,400,000	4,174,066

Mining, Quarrying, and Oil and Gas Extraction - 0.6%
Mime Petroleum AS, 9.75%, 09/17/2026		1,546,621	1,496,356
Tacora Resources, Inc., 13.00%, 09/30/2024 (a)(c)		2,381,851	1,190,925
			2,687,281

Professional, Scientific, and Technical Services - 1.1%
Floatel International Ltd., 9.75%, 04/10/2029		1,250,000	1,187,500
GemmaCert Ltd., 9.00%, 06/30/2024 (c)		500,965	0
Getty Images, Inc., 9.75%, 03/01/2027 (a)		2,568,000	2,575,607
LifeFit Group MidCo GmbH, 13.39% (3 mo. EURIBOR + 7.50%), 01/26/2025	EUR	1,190,744	1,295,950
			5,059,057

Retail Trade - 1.3%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026 (a)		4,193,000	214,891
AutoZone, Inc., 5.10%, 07/15/2029		5,400,000	5,382,212
			5,597,103
Transportation and Warehousing - 5.5%
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 10.00%, 10/15/2026 (a)(b)		13,103,000	13,481,930
Uber Technologies, Inc.
8.00%, 11/01/2026 (a)		2,974,000	3,002,586
7.50%, 09/15/2027 (a)		1,216,000	1,240,835
XPO, Inc., 6.25%, 06/01/2028 (a)		6,864,000	6,911,540
			24,636,891

Utilities - 0.2%
Hawaii Electric Light Company, 3.28%, 12/30/2040 (c)		1,500,000	855,000

Wholesale Trade - 2.0%
TPC Group, Inc., 13.00%, 12/16/2027 (a)		8,042,622	8,169,736
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)		1,025,000	926,337
			9,096,073
TOTAL CORPORATE BONDS (Cost $201,515,738)			194,010,288

BANK LOANS - 20.0%		Par	Value
Arts, Entertainment, and Recreation - 2.8%
NAI Entertainment Holdings LLC, 10.96% (1 mo. Term SOFR + 5.00%), 05/08/2025		12,457,771	12,460,885

Consumer Discretionary - 1.3%
Crocs, Inc., 7.59% (1 mo. Term SOFR + 2.25%), 02/20/2029		5,717,000	5,763,451

Information - 3.8%
CBS Radio, 0.00%, 11/18/2024		2,047,000	982,560
Cengage Learning, Inc. First Lien, 9.54% (6 mo. Term SOFR + 4.75%), 07/14/2026		5,673,780	5,696,844
Clear Channel International First Lien, 7.50%, 08/15/2027		6,706,000	6,555,115
Magnite, Inc., 9.84% (1 mo. Term SOFR + 4.50%), 02/06/2031		3,582,000	3,599,176
			16,833,695

Manufacturing - 7.1%
Chobani LLC, 8.71% (1 Month LIBOR + 3.50%), 10/23/2027		4,590,460	4,611,967
Chobani LLC First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 10/25/2027		2,799,930	2,816,113
DS Parent, Inc., 10.83% (3 Month SOFR + 5.50%), 12/16/2030		5,260,000	5,266,601
Elevate Textiles, Inc., 13.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		192,898	189,845
First Brands Group LLC First Lien, 10.59% (3 mo. Term SOFR + 5.00%), 03/30/2027		2,061,398	2,052,379
Forum Energy Technologies, Inc., 11.00%, 12/08/2026 (c)		11,685,773	11,218,342
ProSomnus Holdings, Inc., 17.50% (Prime + 9.00%), 11/07/2024 (c)		587,638	587,638
Trulite, 11.34% (1 mo. Term SOFR + 6.00%), 02/15/2030		4,914,094	4,778,956
			31,521,841

Mining, Quarrying, and Oil and Gas Extraction - 1.1%
HighPeak Energy, 12.98% (3 Month SOFR + 7.50%), 09/30/2026		4,867,800	4,983,410

Professional, Scientific, and Technical Services - 1.5%
Getty Images, Inc. First Lien, 9.93% (3 Month LIBOR + 4.50%), 02/19/2026		2,086,494	2,088,476
Inotiv, Inc. First Lien, 12.34% (3 mo. Term SOFR + 6.75%), 09/22/2026		4,760,318	4,593,707
			6,682,183

Retail Trade - 1.4%
Mountaineer Merger Corp., 12.59% (3 Month LIBOR + 7.00%), 10/22/2028		5,603,908	4,486,628
The Container Store, Inc., 10.60% (3 Month LIBOR + 4.75%), 01/31/2026		2,394,997	1,586,686
			6,073,314

Wholesale Trade – 1.0%
Gulfside Supply T/L B First Lien, 8.33% (3 mo. Term SOFR + 3.00%), 05/29/2031		2,000,000	2,003,750
United Natural Foods, Inc. First Lien, 10.09% (1 mo. Term SOFR + 3.25%), 10/22/2025		2,720,000	2,732,471
			4,736,221
TOTAL BANK LOANS (Cost $89,752,168)			89,055,000

MORTGAGE-BACKED SECURITIES - 5.6%		Par	Value
Finance and Insurance - 5.6%
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037 (a)		1,309,000	1,296,818
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036 (a)		1,830,000	1,804,849
Series 2021-VOLT, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)		2,800,000	2,745,358
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 7.38% (1 mo. Term SOFR + 2.05%), 12/15/2037 (a)		4,481,000	4,485,452
Cold Storage Trust
Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037 (a)		1,484,316	1,479,376
Series 2020-ICE5, Class D, 7.54% (1 mo. Term SOFR + 2.21%), 11/15/2037 (a)		3,258,614	3,248,978
JP Morgan Chase Commercial Mortgage Securities
Series 2021-MHC, Class A, 6.49% (1 mo. Term SOFR + 1.16%), 04/15/2038 (a)		3,401,629	3,402,037
Series 2021-MHC, Class B, 6.74% (1 mo. Term SOFR + 1.41%), 04/15/2038 (a)		970,000	962,287
Merit 2020, Series 2022-MHIL, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 01/15/2027 (a)		5,428,661	5,358,424
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,687,854)			24,783,579

CONVERTIBLE BONDS - 4.2%		Par	Value
Administrative and Support and Waste Management and Remediation Services - 0.9%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026 (a)		4,428,000	4,026,607

Information - 1.7%
BuzzFeed, Inc., 8.50%, 12/03/2026 (a)		4,275,000	3,954,375
Leafly Holdings, Inc., 8.00%, 01/31/2025 (c)		4,163,000	3,538,550
			7,492,925

Professional, Scientific, and Technical Services - 0.1%
UpHealth, Inc., 14.33% (SOFR + 9.00%), 12/15/2025 (a)		805,000	800,579

Transportation and Warehousing - 1.5%
Delivery Hero SE
1.50%, 01/15/2028	EUR	1,100,000	913,121
2.13%, 03/10/2029	EUR	7,100,000	5,748,729
			6,661,850
TOTAL CONVERTIBLE BONDS (Cost $19,986,299)			18,981,961

PREFERRED STOCKS - 1.6%		Shares	Value
Finance and Insurance - 0.2%
Saratoga Investment Corp. Series 2027, 6.00%, 04/30/2027		40,765	970,615

Professional, Scientific, and Technical Services - 0.0%(d)
Argo Blockchain PLC Series A, 8.75%, 11/30/2026		8,481	76,668

Wholesale Trade - 1.4%
NGL Energy Partners LP Series B, 12.81% (3 mo. Term SOFR + 7.47%), Perpetual		243,284	6,033,443
TOTAL PREFERRED STOCKS (Cost $5,609,164)			7,080,726

ASSET-BACKED SECURITIES - 1.4%		Par	Value
Transportation and Warehousing - 1.4%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		6,490,349	6,125,267
TOTAL ASSET-BACKED SECURITIES (Cost $6,028,742)			6,125,267

REAL ESTATE INVESTMENT TRUSTS - 1.1%		Shares	Value
Real Estate and Rental and Leasing – 1.1%
CTO Realty Growth, Inc.		131,933	2,303,550
CTO Realty Growth, Inc. Series A, 6.38%, Perpetual		122,111	2,458,095
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,713,954)			4,761,645

COMMON STOCKS - 0.7%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.1%
Bitcoin Depot, Inc. (e)		249,984	449,971

Finance and Insurance - 0.0%(d)
Ardagh Metal Packaging SA		27,673	94,088

Information - 0.1%
UpHealth, Inc. (e)		133,414	56,034
Warner Bros Discovery, Inc. (e)		28,000	208,320
			264,354

Manufacturing - 0.5%
EchoStar Corp. - Class A (e)(f)		7,400	131,794
RA PARENT, Inc. (c)(e)		43	2,122,488
			2,254,282

Professional, Scientific, and Technical Services - 0.0%(d)
GemmaCert Ltd. (c)(e)		21,135	0
TOTAL COMMON STOCKS (Cost $3,397,514)			3,062,695

WARRANTS - 0.0%(d)		Contracts	Value
Information - 0.0%(d)
Leafly Holdings, Inc., Expires 11/07/2026, Exercise Price $11.50 (e)		21,228	329

Manufacturing - 0.0%(d)
McDermott International Ltd., Expires 06/30/2027, Exercise Price $0.01 (c)(e)		258,269	0
McDermott International Ltd., Expires 06/30/2027, Exercise Price $0.00 (c)(e)		286,965	0
ProSomnus, Inc., Expires 04/20/2028, Exercise Price $11.50 (e)		40,414	348
Total Manufacturing			348

Mining, Quarrying, and Oil and Gas Extraction - 0.0%(d)
Tacora Resources, Inc., Expires 05/11/2025, Exercise Price $0.01 (c)(e)		20,243,861	0
TOTAL WARRANTS (Cost $153,329)			677

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.0%(d)		Shares	Value
Berenson Acquisition Corp. Founder Shares (c)(e)		12,570	0
Plum Acquisition Corp. III (e)		8,594	560
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $50)			560

SHORT-TERM INVESTMENTS - 24.1%
Commercial Paper - 15.1%		Par
Arts, Entertainment, and Recreation — 2.0%
Rogers Communications, Inc., 4.55%, 07/16/2024 (g)		8,729,000	8,709,888

Consumer Staples — 2.1%
Dollarama, Inc., 5.71%, 07/11/2024 (g)		9,482,000	9,462,924

Manufacturing — 6.2%
Bacardi-Martini BV, 5.90%, 07/18/2024 (g)		8,287,000	8,260,305
Constellation Brands, Inc., 5.43%, 07/23/2024 (g)		5,736,000	5,712,790
VF Corp., 6.57%, 07/24/2024 (g)		3,905,000	3,889,654
Whirlpool Corp., 5.76%, 07/12/2024 (g)		10,150,000	10,126,758
			27,989,507

Materials — 1.7%
FMC Corp., 6.16%, 07/19/2024 (g)		7,901,000	7,872,899

Real Estate and Rental and Leasing — 1.0%
Crown Castle, Inc., 5.75%, 08/01/2024 (g)		4,420,000	4,395,673

Wholesale Trade — 2.1%
Genuine Parts Co., 5.07%, 07/23/2024 (g)		9,191,000	9,159,940
Total Commercial Paper (Cost $67,613,718)			67,590,831

Money Market Funds - 9.0%		Shares
First American Government Obligations Fund - Class X, 5.23% (h)		20,035,724	20,035,724
First American Treasury Obligations Fund - Class X, 5.20% (h)		20,035,724	20,035,724
Total Money Market Funds (Cost $40,071,448)			40,071,448
TOTAL SHORT-TERM INVESTMENTS (Cost $107,685,166)			107,662,279

TOTAL INVESTMENTS - 102.2% (Cost $463,529,978)			455,524,677
Liabilities in Excess of Other Assets - (2.2)%			(9,951,165)
TOTAL NET ASSETS - 100.0%			$445,573,512

Percentages are stated as a percent of net assets.

Par amount is in U.S. Dollar unless otherwise indicated.

ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $126,865,606 or 27.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20,592,158 or 4.6% of net assets as of June 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(g)	The rate shown is the effective yield as of June 30, 2024.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.

RiverPark Strategic Income Fund
Schedule of Written Options
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
EchoStar Corp., Expiration: 12/20/2024; Exercise Price: $25.00	$(243,997)	(137)	$(16,029)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 08/16/2024; Exercise Price: $77.00	(4,566,688)	(592)	(32,560)
Total Call Options			(48,589)
TOTAL WRITTEN OPTIONS (Premiums received $100,574)			(48,589)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.

RiverPark Strategic Income Fund
Schedule of Securities Sold Short
June 30, 2024 (Unaudited)

CORPORATE BONDS - (1.3)%	Par	Value
Administrative and Support and Waste Management and Remediation Services - (0.4)%
Concentrix Corp., 6.85%, 08/02/2033	$(1,572,000)	$(1,564,473)

Information - (0.7)%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030 (a)	(2,167,000)	(1,878,244)
Frontier Communications Holdings LLC, 6.00%, 01/15/2030 (a)	(1,660,000)	(1,447,759)
		(3,326,003)

Management of Companies and Enterprises - (0.2)%
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	(1,094,000)	(991,903)
TOTAL CORPORATE BONDS (Proceeds $5,785,027)		(5,882,379)

TOTAL SECURITIES SOLD SHORT - (1.3)% (Proceeds $5,785,027)		$(5,882,379)

Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $4,317,906 or 1.0% of the Fund’s net assets.

RiverPark Strategic Income Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/15/2024	EUR	1,350,000	USD	1,443,906	U.S. Bancorp Investments, Inc.	$3,056
07/15/2024	SEK	20,015,000	USD	1,900,417	U.S. Bancorp Investments, Inc.	(10,418)
07/15/2024	USD	51,792,007	EUR	47,835,000	U.S. Bancorp Investments, Inc.	521,313
07/15/2024	USD	7,747,080	NOK	81,650,000	U.S. Bancorp Investments, Inc.	96,329
07/15/2024	USD	12,429,724	SEK	128,230,000	U.S. Bancorp Investments, Inc.	321,080
Total Unrealized Appreciation (Depreciation)						$931,360

EUR - Euro
NOK – Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2024:

RiverPark Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$190,885,148	$3,125,140	$194,010,288
Bank Loans	-	77,249,020	11,805,980	89,055,000
Convertible Bonds	-	15,443,411	3,538,550	18,981,961
Collateralized Mortgage Obligations	-	24,783,579	-	24,783,579
Asset-Backed Securities	-	6,125,267	-	6,125,267
Common Stocks	940,207	-	2,122,488	3,062,695
Preferred Stocks	7,080,726	-	-	7,080,726
Real Estate Investment Trusts	4,761,645	-	-	4,761,645
Special Purpose Acquisition Companies	560	-	-	560
Warrants	677	-	-	677
Short-Term Investments	40,071,448	67,590,831	-	107,662,279
Total Assets	$52,855,263	$382,077,256	$20,592,158	$455,524,677

Liabilities:
Corporate Bonds	$-	$(5,882,379)	$-	$(5,882,379)
Written Options	(32,560)	(16,029)	-	(48,589)
Total Liabilities	$(32,560)	$(5,898,408)	$-	$(5,930,968)

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$931,360	$-	$931,360
Total Other Financial Instruments	$-	$931,360	$-	$931,360

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

RiverPark Strategic Income Fund
	Bank Loans	Corporate Bonds	Convertible Bonds	Common Stocks	Special Purpose Acquisition Companies	Warrants
Beginning Balance - October 1, 2023	$-	$3,666,946	$3,538,550	$2,553,888	$1,073	$-
Purchases	11,987,036	1,339,536	-	-	-	-
Sales	-	-	-	-	-	-
Accretion/Amortization	16,650	(15,394)
Realized gains (losses)	-	-	-	-	(39)	-
Change in unrealized appreciation (depreciation)	(197,706)	(1,865,948)	-	(431,400)	(344)	-
Transfer in/(out) of Level 3	-	-	-	-	(690)	-
Ending Balance - June 30, 2024	$11,805,980	$3,125,140	$3,538,550	$2,122,488	$-	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

RiverPark Strategic Income Fund
Description	Fair Value June 30, 2024	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans	$11,218,342	Vendor Pricing	Broker Quotes	$96 - 97.875
Bank Loans	$587,638	Vendor Pricing	Broker Quotes	$100.00
Corporate Bonds	$-	Liquidation analysis	Transaction price	N/A
Corporate Bonds	$855,000	Market comparable	Transaction price	N/A
Corporate Bonds	$1,079,215	Market comparable	Transaction price	N/A
Corporate Bonds	$-	Liquidation analysis	Transaction price	N/A
Corporate Bonds	$1,190,925	Liquidation analysis	Transaction price	N/A
Convertible Bonds	$3,538,550	Liquidation analysis	Yield to maturity	21.60%
Common Stocks	$2,122,488	Market comparable	Transaction price	N/A
Common Stocks	$-	Market comparable	No current market	$0
Special Purpose Acquisition Companies*	$-	Market comparable	Market price of similar asset	$0- $1
Warrants**	$-	Liquidation analysis	Market discount	$0

* Table presents information for three securities, which have been valued between $0.00 and $0.24 throughout the period.
** Table presents information for three securities, which have been valued at $0.00 throughout the period.